Accrued and Other Liabilities - Additional Information (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred revenue	€ 939,358	€ 739,136
Costs to be paid	440,010	278,066
Award credits regarding free or discounted products or services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	660,100	581,500
Prepaid extended and enhanced (optic) warranty contracts [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	261,200	242,200
Related to EUV upgrade [Member]
Deferred Revenue Arrangement [Line Items]
Costs to be paid	€ 171,200